UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02802

UBS Cashfund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:	212-882 5000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

UBS Cashfund Inc.

Schedule of Investments – June 30, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates		Interest Rates (%)		Value ($)
Certificates of Deposit—5.23%
Non-US — 4.07%
15,000	Canadian Imperial Bank of Commerce	07/17/06		5.020		15,000,000
40,000	Dresdner Bank AG	07/03/06		5.050		40,000,000
35,000	Royal Bank of Canada	07/18/06		5.060		35,000,144
15,000	UniCredito Italiano SpA	09/08/06		5.255		14,999,587
						104,999,731
US—1.16%
30,000	American Express, Federal Savings Bank	07/10/06		5.120		30,000,000
Total Certificates of Deposit (cost—$134,999,731)						134,999,731

Commercial Paper @—86.71%
Asset Backed-Banking—2.31%
60,000	Atlantis One Funding	07/13/06 09/12/06	to	4.945 5.210	to	59,650,533
Asset Backed-Miscellaneous—18.17%
65,000	Amsterdam Funding Corp.	07/05/06 07/20/06	to	5.010 5.240	to	64,916,247
65,000	Barton Capital LLC	08/10/06		5.040		64,654,200
18,777	Bryant Park Funding LLC	07/05/06 07/14/06	to	5.050 5.270	to	18,761,759
30,000	Chariot Funding LLC	07/06/06		5.070		29,987,325
50,000	Falcon Asset Securitization Corp.	07/11/06		5.080		49,943,556
37,000	Old Line Funding Corp.	07/06/06		5.030		36,984,491
60,000	Ranger Funding Co. LLC	08/09/06		5.290		59,673,783
40,000	Sheffield Receivables Corp.	09/06/06		5.300		39,617,222
40,000	Thunderbay Funding	07/17/06		5.200		39,919,111
3,000	Variable Funding Capital Corp.	07/24/06		5.230		2,990,848
61,500	Yorktown Capital LLC	07/18/06 07/20/06	to	5.220 5.280	to	61,354,600
						468,803,142
Asset Backed-Securities—19.70%
52,000	Beta Finance, Inc.	08/01/06 09/15/06	to	5.015 5.300	to	51,615,482
57,250	CC (USA), Inc. (Centauri)	07/12/06 10/02/06	to	4.930 5.390	to	56,931,757
50,000	Dorada Finance, Inc.	07/31/06 08/17/06	to	5.010 5.050	to	49,708,533
56,000	Galaxy Funding, Inc.	08/17/06 09/22/06	to	5.100 5.335	to	55,541,602
60,000	Grampian Funding LLC	07/12/06 08/22/06	to	4.960 5.300	to	59,714,532
53,700	K2 (USA) LLC	08/02/06 09/13/06	to	5.030 5.300	to	53,255,620
60,000	Links Finance LLC	09/08/06 09/22/06	to	5.190 5.370	to	59,335,633
61,000	Scaldis Capital LLC	08/15/06 08/18/06	to	5.055 5.080	to	60,609,028
62,000	Solitaire Funding LLC	07/12/06 09/20/06	to	5.130 5.310	to	61,609,385
						508,321,572
Automobile OEM—2.37%
61,700	PACCAR Financial Corp.	08/03/06 09/13/06	to	5.020 5.300	to	61,213,582

Principal Amount (000) ($)		Maturity Dates		Interest Rates (%)		Value ($)
Commercial Paper @—(concluded)
Banking-Non-US—14.26%
65,200	Alliance & Leicester PLC	07/05/06 09/15/06	to	4.910 5.310	to	64,920,764
12,000	Banque et Caisse d’Epargne de L’Etat	08/21/06		5.150		11,915,883
25,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance	08/23/06		5.090		24,819,729
30,000	Credit Suisse First Boston, Inc.	07/05/06		5.060		29,991,567
65,000	Depfa Bank PLC	07/07/06 08/15/06	to	5.090 5.245	to	64,877,749
60,450	Nationwide Building Society	07/27/06 09/26/06	to	5.020 5.390	to	60,090,853
35,000	Northern Rock PLC	09/25/06		5.400		34,559,000
21,700	Santander Central Hispano Finance Delaware, Inc.	07/14/06 08/09/06	to	5.020 5.050	to	21,623,935
55,000	Svenska Handelsbanken	07/05/06		5.070		54,984,509
						367,783,989
Banking-US—13.66%
65,000	Barclays US Funding Corp.	08/17/06 09/07/06	to	5.145 5.290	to	64,400,988
53,000	CBA (Delaware) Finance, Inc.	07/03/06		5.010		53,000,000
50,000	HSBC USA, Inc.	09/29/06		5.380		49,342,444
60,000	ING (US) Funding LLC	07/13/06 09/07/06	to	5.120 5.230	to	59,578,139
62,000	Nordea N.A., Inc.	07/05/06 09/11/06	to	5.050 5.175	to	61,542,418
65,000	Societe Generale N.A., Inc.	08/16/06		5.060		64,598,011
						352,462,000
Brokerage—6.71%
40,000	Bear Stearns Cos., Inc.	07/10/06		5.100		39,960,333
35,000	Credit Suisse First Boston USA, Inc.	07/06/06		4.900		34,985,708
35,000	Greenwich Capital Holdings, Inc.	07/05/06		5.089	*	35,000,000
25,000	Greenwich Capital Holdings, Inc.	09/22/06		5.350		24,699,063
25,000	Merrill Lynch & Co., Inc.	07/05/06		4.900		24,993,195
13,500	Morgan Stanley	07/10/06		5.280		13,486,140
						173,124,439
Finance-NonCaptive Diversified—2.32%
60,000	CIT Group, Inc.	07/19/06		5.050		59,865,333
Insurance-Life—2.59%
67,000	Prudential PLC	08/08/06		5.030		66,662,990
Pharmaceuticals—2.51%
65,000	Sanofi-Aventis	07/05/06 08/30/06	to	4.980 5.150	to	64,750,774
Utilities-Other—2.11%
55,000	RWE AG	09/01/06 09/18/06	to	5.170 5.300	to	54,458,097
Total Commercial Paper (cost—$2,237,096,451)						2,237,096,451
Short-Term Corporate Obligations—4.26%
Banking-Non-US—2.32%
60,000	HBOS Treasury Services PLC**	07/03/06		5.159	*	60,000,000
Finance-NonCaptive Diversified—1.94%
50,000	General Electric Capital Corp.	07/10/06		5.250	*	50,000,000
Total Short-Term Corporate Obligations (cost—$110,000,000)						110,000,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Repurchase Agreements—3.49%
90,000	Repurchase Agreement dated 06/30/06 with Deutsche Bank, collateralized by $91,170,000 Federal National Mortgage Association obligations, 8.000% due 12/27/10; (value—$91,800,593); proceeds: $90,038,625	07/03/06	5.150	90,000,000
3	Repurchase Agreement dated 06/30/06 with State Street Bank & Trust Co., collateralized by $3,086 US Treasury Notes, 4.125% due 08/15/08; (value—$3,071); proceeds: $3,001	07/03/06	4.130	3,000
Total Repurchase Agreements (cost—$90,003,000)				90,003,000

Number of Shares (000)
Money Market Funds†—0.46%
5,707	AIM Liquid Assets Portfolio		5.095	5,706,930
6,304	BlackRock Provident Institutional TempFund		5.054	6,304,259
Total Money Market Funds (cost—$12,011,189)				12,011,189
Total Investments (cost—$2,584,110,371 which approximates cost for federal income tax purposes)(1)—100.15%				2,584,110,371
Liabilities in excess of other assets—(0.15)%				(3,943,909)
Net Assets (applicable to 2,580,426,087 shares of common stock outstanding equivalent to $1.00 per share)—100.00%				2,580,166,462

*	Variable rate securities–maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2006, and reset periodically.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.32% of net assets as of June 30, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at June 30, 2006.
(1)

Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	79.4
United Kingdom	8.5
Ireland	2.5
Sweden	2.1
Canada	1.9
Germany	1.5
Switzerland	1.2
France	1.0
Spain	0.8
Italy	0.6
Luxembourg	0.5
Total	100.0

Weighted average maturity — 35 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2006.

Item 2. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	August 18, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 18, 2006